Reconciliation of Income Tax Expense (Benefit) Using Statutory Rate Compared with Actual Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Loss from continuing operations before noncontrolling interests and income taxes			$ (423,245)	$ (74,565)	$ (6,538)
Statutory U.S. income tax rate	35.00%	35.00%	35.00%	35.00%	35.00%
Tax expense recognized using statutory U.S. income tax rate			$ (148,136)	$ (26,098)	$ (2,288)
State income taxes, net of federal income tax benefit			(20,446)	(3,144)	(805)
Change in estimated future state rates			(212)	(1,015)	(484)
Permanent differences			1,609	970	83
Change in valuation allowances			143,566	2,450	(160)
Other			(608)	(78)	(500)
Total income tax benefit	$ 2,092	$ (92)	$ (24,227)	$ (26,915)	$ (4,154)
Effective income tax rate	(3.60%)	0.50%	5.70%	36.10%	63.50%